UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06670

CREDIT SUISSE INSTITUTIONAL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2006 to January 31, 2007

Item 1:  Schedule of Investments

Credit Suisse Institutional Fund, Inc. - International Focus Portfolio

Schedule of Investments

January 31, 2007 (unaudited)

	Number of
	Shares	Value
COMMON STOCKS (91.0%)
Brazil (0.9%)
Oil & Gas (0.9%)
Petroleo Brasileiro SA - Petrobras ADR	2,936	$260,423

TOTAL BRAZIL		260,423

Denmark (1.1%)
Pharmaceuticals (1.1%)
Novo Nordisk AS Series B	3,659	314,606

TOTAL DENMARK		314,606

France (14.6%)
Banks (3.5%)
BNP Paribas§	3,936	439,502
Societe Generale§	3,265	577,853
		1,017,355
Beverages (2.3%)
Pernod Ricard SA§	3,353	686,372
Insurance (2.3%)
Axa	16,383	692,673
Media (1.7%)
Lagardere S.C.A.§	6,239	491,308
Oil & Gas (1.3%)
Total SA§	5,539	375,367

Pharmaceuticals (1.0%)
Sanofi-Aventis§	3,436	301,888
Textiles & Apparel (2.5%)
LVMH Moet Hennessy Louis Vuitton SA§	6,895	728,095

TOTAL FRANCE		4,293,058

Germany (6.6%)
Auto Components (1.7%)
Continental AG	4,183	507,413
Electric Utilities (1.8%)
E.ON AG	3,917	532,894
Multi-Utilities (1.9%)
RWE AG	5,215	544,443
Software (1.2%)
SAP AG	7,720	356,734

TOTAL GERMANY		1,941,484

Greece (2.0%)
Diversified Telecommunication Services (2.0%)
Hellenic Telecommunications Organization SA (OTE)*	20,173	601,012

TOTAL GREECE		601,012

India (1.8%)
Diversified Telecommunication Services (1.8%)
Bharti Airtel, Ltd.*	32,620	519,939

TOTAL INDIA		519,939

Israel (1.3%)
Pharmaceuticals (1.3%)
Teva Pharmaceutical Industries, Ltd. ADR§	11,365	398,912

TOTAL ISRAEL		398,912

Italy (3.9%)
Banks (2.7%)
Intesa Sanpaolo*§	83,378	628,417

	Number of
	Shares	Value
COMMON STOCKS
Italy
Banks
UniCredito Italiano SpA	17,989	$166,607
		795,024
Oil & Gas (1.2%)
Eni SpA	10,637	341,811

TOTAL ITALY		1,136,835

Japan (16.1%)
Automobiles (1.4%)
Toyota Motor Corp.	6,250	410,433
Banks (3.2%)
Mitsubishi UFJ Financial Group, Inc.	27	326,857
Mizuho Financial Group, Inc.	83	599,196
		926,053
Chemicals (3.1%)
Kuraray Company, Ltd.	31,254	376,669
Shin-Etsu Chemical Company, Ltd.	8,145	530,007
		906,676
Diversified Financials (1.9%)
Daiwa Securities Group, Inc.	45,460	558,002
Electronic Equipment & Instruments (1.6%)
Omron Corp.	17,142	462,603
Household Products (1.4%)
Uni-Charm Corp.§	7,766	419,708
Machinery (1.8%)
Komatsu, Ltd.§	25,571	541,565
Specialty Retail (1.7%)
Yamada Denki Company, Ltd.§	6,061	503,523

TOTAL JAPAN		4,728,563

Luxembourg (1.0%)
Energy Equipment & Services (1.0%)
Acergy SA*§	15,013	292,417

TOTAL LUXEMBOURG		292,417

Mexico (1.7%)
Wireless Telecommunication Services (1.7%)
America Movil SA de CV ADR Series L§	11,081	491,553

TOTAL MEXICO		491,553

Netherlands (4.0%)
Banks (1.8%)
ABN AMRO Holding NV	16,461	527,173
Food Products (1.1%)
Royal Numico NV	6,261	331,519
Oil & Gas (1.1%)
Royal Dutch Shell PLC Class A§	9,944	334,353

TOTAL NETHERLANDS		1,193,045

Norway (4.1%)
Banks (1.7%)
DNB NOR ASA	32,769	492,872
Construction & Engineering (1.4%)
Aker Kvaerner ASA	3,704	419,707
Oil & Gas (1.0%)
Prosafe ASA	19,142	299,019

TOTAL NORWAY		1,211,598

	Number of
	Shares	Value
COMMON STOCKS
Singapore (1.7%)
Banks (1.7%)
United Overseas Bank, Ltd.	40,426	$498,469

TOTAL SINGAPORE		498,469

South Korea (1.5%)
Machinery (1.5%)
Samsung Heavy Industries Company, Ltd.	19,803	438,933

TOTAL SOUTH KOREA		438,933

Spain (0.8%)
Tobacco (0.8%)
Altadis SA	4,512	241,967

TOTAL SPAIN		241,967

Sweden (1.5%)
Communications Equipment (1.5%)
Telefonaktiebolaget LM Ericsson	110,033	436,750

TOTAL SWEDEN		436,750

Switzerland (4.9%)
Banks (3.2%)
Julius Baer Holding, Ltd.	3,114	373,430
UBS AG	8,853	554,662
		928,092
Pharmaceuticals (1.7%)
Novartis AG	8,739	502,191

TOTAL SWITZERLAND		1,430,283

Taiwan (1.2%)
Diversified Telecommunication Services (1.2%)
Chunghwa Telecom Company, Ltd. ADR	16,742	346,727

TOTAL TAIWAN		346,727

United Kingdom (20.3%)
Aerospace & Defense (1.6%)
BAE Systems PLC	55,215	453,402
Banks (5.3%)
Barclays PLC	30,167	438,515
HSBC Holdings PLC§	36,084	658,442
Royal Bank of Scotland Group PLC	11,686	468,997
		1,565,954
Beverages (1.5%)
SABMiller PLC	19,906	451,066
Commercial Services & Supplies (0.5%)
Hays PLC	50,176	155,525
Food & Drug Retailing (1.4%)
Tesco PLC	49,352	405,175
Metals & Mining (2.7%)
BHP Billiton PLC	23,891	448,272
Vedanta Resources PLC	15,493	353,295
		801,567
Oil & Gas (1.6%)
BP PLC	44,038	464,054
Pharmaceuticals (2.9%)
AstraZeneca PLC	5,427	302,703
GlaxoSmithKline PLC	20,210	543,677
		846,380

	Number of
	Shares	Value
COMMON STOCKS
United Kingdom
Tobacco (1.5%)
Imperial Tobacco Group PLC	10,670	$432,540
Wireless Telecommunication Services (1.3%)
Vodafone Group PLC	128,994	376,051

TOTAL UNITED KINGDOM		5,951,714

TOTAL COMMON STOCKS (Cost $18,498,780)		26,728,288

SHORT-TERM INVESTMENTS (22.4%)
State Street Navigator Prime Portfolio§§	5,513,195	5,513,195

	Par
	(000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 2/01/07	$1,051	1,051,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,564,195)		6,564,195

TOTAL INVESTMENTS AT VALUE (113.4%) (Cost $25,062,975)		33,292,483

LIABILITIES IN EXCESS OF OTHER ASSETS (-13.4%)		(3,931,971)

NET ASSETS (100.0%)		$29,360,512

INVESTMENT ABBREVIATION
ADR = American Depositary Receipt
*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $25,062,975, $8,485,144, $(255,636) and $8,229,508, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:  Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:  Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 28, 2007